Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefit, Beginning balance	$ 19,688,166	$ 18,101,120
Increase for prior year tax positions		180,919
Increase for current year tax positions	2,183,671	1,808,018
Settlements with taxing authorities	(157,542)	(401,891)
Unrecognized tax benefit, Ending balance	21,687,556	$ 19,688,166
Adjustment to prior year tax positions	$ (26,739)